Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 12, 2023
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 3,042
Provisions recognized upon acquisition of Credit Suisse		$ 3,637
Increase in provisions recognized in the income statement	2,444
Release of provisions recognized in the income statement	(365)
Provisions used in conformity with designated purpose	(2,759)
Foreign currency translation and other movements	145
Balance at the end of the year	6,144
of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	3,762
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	2,586
Provisions recognized upon acquisition of Credit Suisse		2,883
Increase in provisions recognized in the income statement	909
Release of provisions recognized in the income statement	(97)
Provisions used in conformity with designated purpose	(2,344)
Foreign currency translation and other movements	85
Balance at the end of the year	4,020
Litigation, regulatory and similar matters | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	2,210
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,182
Provisions recognized upon acquisition of Credit Suisse		87
Increase in provisions recognized in the income statement	133
Release of provisions recognized in the income statement	(8)
Provisions used in conformity with designated purpose	(199)
Foreign currency translation and other movements	41
Balance at the end of the year	1,235
Litigation, regulatory and similar matters | Global Wealth Management | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	15
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	159
Provisions recognized upon acquisition of Credit Suisse		1
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	(10)
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	6
Balance at the end of the year	157
Litigation, regulatory and similar matters | Personal & Corporate Banking | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	1
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	8
Provisions recognized upon acquisition of Credit Suisse		0
Increase in provisions recognized in the income statement	8
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	(1)
Balance at the end of the year	15
Litigation, regulatory and similar matters | Asset Management | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	2
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	308
Provisions recognized upon acquisition of Credit Suisse		2
Increase in provisions recognized in the income statement	81
Release of provisions recognized in the income statement	(3)
Provisions used in conformity with designated purpose	(106)
Foreign currency translation and other movements	12
Balance at the end of the year	294
Litigation, regulatory and similar matters | Investment Bank | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	8
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	771
Provisions recognized upon acquisition of Credit Suisse		2,789
Increase in provisions recognized in the income statement	684
Release of provisions recognized in the income statement	(48)
Provisions used in conformity with designated purpose	(2,036)
Foreign currency translation and other movements	26
Balance at the end of the year	2,186
Litigation, regulatory and similar matters | Non-core and Legacy | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	2,182
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	158
Provisions recognized upon acquisition of Credit Suisse		$ 4
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(29)
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	0
Balance at the end of the year	134
Litigation, regulatory and similar matters | Group Items | of which: Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of the year	$ 2